Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Tax Liabilities
Other tax liabilities, current	€ 871	€ 662
Other non-financial liabilities, current	€ 5,648	€ 4,818
Other tax liabilities as % of / Other non-financial liabilities, current	15.00%	14.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 698	€ 705
Other tax liabilities as % of / Other non-financial liabilities, non-current	0.00%	0.00%
Other tax liabilities	€ 871	€ 662
Other non-financial liabilities	€ 6,346	€ 5,523
Other tax liabilities as % of / Other non-financial liabilities	14.00%	12.00%